Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net
6.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Buildings	87,792	87,792
Electronic equipment	67,637	87,658
Motor vehicles	9,652	9,149
Furniture and education equipment	38,994	46,132
Leasehold improvement	163,879	239,148
Total	367,954	469,879
Less: Accumulated depreciation	(119,153)	(171,160)
	248,801	298,719

Depreciation expenses were RMB20,545, RMB57,696 and RMB77,859 for the years ended December 31, 2017, 2018 and 2019, respectively.